Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 174,749	$ 173,798
Less: accumulated depreciation	(104,390)	(63,312)
Net carrying value	70,359	110,486
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	115,637	115,008
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	58,067	57,750
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 1,045	$ 1,040